UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21771

                             YieldQuest Funds Trust
               (Exact name of registrant as specified in charter)

                          3280 Peachtree Rd, Suite 2600
                                Atlanta, GA 30305
               (Address of principal executive offices) (Zip code)

                                 Jay K. Chitnis
                          3280 Peachtree Rd, Suite 2600
                                Atlanta, GA 30305
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 404-446-3370

                       Date of fiscal year end: October 31

                   Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

   % OF
NET ASSETS   DESCRIPTION                                                              SHARES           VALUE
----------   -------------------------------------------------------------------   ------------   --------------
   1.65%     COMMON STOCKS
   0.30%     APPAREL
             Christian Dior SA                                                              100   $       10,149
             Hermes International                                                            50            6,908
                                                                                                  --------------
                                                                                                          17,057
                                                                                                  --------------
   0.58%     HOLDING COMPANIES
             LVMH Moet Hennessy Louis Vuitton SA                                            300           32,889
                                                                                                  --------------
   0.12%     LODGING
             Orient-Express Hotels Ltd., Class A (a)                                        700            6,832
                                                                                                  --------------
   0.65%     RETAIL
             Bulgari SpA                                                                    500            4,125
             Compagnie Financiere Richemont SA                                              600           20,477
             PPR                                                                            100           12,264
                                                                                                  --------------
                                                                                                          36,866
                                                                                                  --------------
             TOTAL COMMON STOCKS
             (Cost $55,150)                                                                               93,644
                                                                                                  --------------
  95.09%     EXCHANGE TRADED/CLOSED-END FUNDS
   3.30%     ASSET ALLOCATION CLOSED-END FUNDS
             Clough Global Allocation Fund (b)                                            2,500           36,375
             Clough Global Opportunities Fund                                             1,000           12,270
             Evergreen International Balanced Income Fund                                 3,500           47,495
             Gabelli Dividend & Income Trust (b)                                          3,500           43,505
             NFJ Dividend, Interest & Premium Strategy Fund (b)                           3,300           47,850
                                                                                                  --------------
                                                                                                         187,495
                                                                                                  --------------
   1.97%     COMMODITY EXCHANGE TRADED FUNDS
             iPath Dow Jones-UBS Commodity Index Total Return ETN (a)                     2,500           97,250
             ProShares Ultra DJ-AIG Commodity (a)                                           600           14,484
                                                                                                  --------------
                                                                                                         111,734
                                                                                                  --------------
  36.55%     EQUITY CLOSED-END FUNDS
             BlackRock Strategic Dividend Achievers Trust                                 8,150           70,986
             Blue Chip Value Fund, Inc.                                                  35,650          105,880
             Boulder Growth & Income Fund, Inc. (a)                                      15,900           96,513
             Boulder Total Return Fund, Inc. (a) (b)                                      8,150          110,269
             Central Securities Corp.                                                     4,147           72,573
             Clough Global Equity Fund                                                    2,500           33,875
             Cohen & Steers Closed-End Opportunity Fund, Inc. (c)                        23,900          277,240
             Cohen & Steers Dividend Majors Fund, Inc. (b)                                4,600           45,954
             First Opportunity Fund, Inc. (b)                                             9,350           58,718
             H&Q Healthcare Investors (b)                                                 2,550           30,804
             H&Q Life Sciences Investors (b)                                              2,700           25,785
             Japan Equity Fund, Inc. (b)                                                 16,200           85,374
             Japan Smaller Capitalization Fund, Inc. (b)                                  7,900           58,460
             John Hancock Bank and Thrift Opportunity Fund (b)                            5,625           83,475
             Liberty All-Star Equity Fund (b)                                            27,120          113,362
             Liberty All-Star Growth Fund, Inc. (b)                                      31,475          102,923
             Macquarie Global Infrastructure Total Return Fund, Inc. (b)                  2,800           41,972
             Macquarie/First Trust Global Infrastructure/Utilities Dividend &
             Income Fund (b)                                                              3,650           43,362
             Madison Strategic Sector Premium Fund (b)                                    4,900           59,192
             Morgan Stanley China A Share Fund (a) (b)                                    4,100          108,117
             Nuveen Diversified Dividend and Income Fund (b)                              2,900           27,550
             RiverSource LaSalle International Real Estate Fund, Inc. (b)                 2,900           20,648
             Royce Focus Trust, Inc. (b)                                                  9,000           54,090
             Royce Micro-Cap Trust, Inc.                                                 17,150          121,937
             Royce Value Trust, Inc.                                                     11,650          119,413
             Tri-Continental Corp. (b)                                                    9,700          107,088
                                                                                                  --------------
                                                                                                       2,075,560
                                                                                                  --------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JANUARY 31, 2010

   % OF
NET ASSETS   DESCRIPTION                                                              SHARES           VALUE
----------   -------------------------------------------------------------------   ------------   --------------
  51.24%     EQUITY EXCHANGE TRADED FUNDS
             Consumer Staples Select Sector SPDR Fund (b)                                 6,900   $      180,780
             Direxionshares Large Cap Bear 3X Shares (a) (b)                              9,500          179,360
             Energy Select Sector SPDR Fund (b)                                           2,650          144,663
             Financial Select Sector SPDR Fund                                            1,100           15,609
             Health Care Select Sector SPDR Fund                                            700           21,903
             Industrial Select Sector SPDR Fund (b)                                      11,100          303,474
             iShares Dow Jones U.S. Consumer Services Sector Index Fund (b)               1,800           97,524
             iShares Dow Jones U.S. Home Construction Index Fund (b)                     11,100          136,974
             iShares Dow Jones U.S. Transportation Average Index Fund (b)                 1,000           70,040
             iShares FTSE/Xinhua China 25 Index Fund (b)                                  5,700          218,652
             iShares MSCI Australia Index Fund (b)                                        4,300           90,730
             iShares MSCI Brazil Index Fund                                                 450           29,106
             iShares MSCI Emerging Markets Index Fund                                       300           11,478
             iShares MSCI Hong Kong Index Fund (b)                                        7,100          103,873
             iShares MSCI Japan Index Fund                                                6,600           64,944
             iShares MSCI Singapore Index Fund (b)                                        4,000           43,120
             iShares Nasdaq Biotechnology Index Fund (a)                                    350           29,124
             iShares S&P North American Technology-Semiconductors Index Fund              1,300           55,874
             Market Vectors Steel Index Fund (b)                                          1,450           79,040
             Materials Select Sector SPDR Trust (b)                                       3,100           93,496
             Oil Services HOLDRs Trust (b)                                                  300           35,364
             Powershares Golden Dragon Halter USX China Portfolio (b)                     2,500           55,300
             ProShares Ultra Financials (b)                                              36,300          197,109
             ProShares Ultra Health Care (b)                                              2,300          115,782
             ProShares Ultra Oil & Gas (b)                                                2,700           84,861
             ProShares Ultra Technology (b)                                               4,500          197,550
             ProShares UltraShort MSCI Emerging Markets (a)                               2,300           28,957
             SPDR Metals & Mining ETF                                                       600           27,684
             Telecom HOLDRs Trust                                                         1,000           23,200
             Utilities Select Sector SPDR Fund (b)                                        5,900          173,932
                                                                                                  --------------
                                                                                                       2,909,503
                                                                                                  --------------
   2.03%     TAXABLE FIXED INCOME EXCHANGE TRADED FUNDS
             ProShares UltraShort 20+ Year Treasury (a)                                     700           32,949
             ProShares UltraShort 7-10 Year Treasury (a) (b)                              1,600           82,032
                                                                                                  --------------
                                                                                                         114,981
                                                                                                  --------------
             TOTAL EXCHANGE TRADED/CLOSED-END FUNDS
             (Cost $4,925,159)                                                                         5,399,273
                                                                                                  --------------

                                                                                     CONTRACTS
                                                                                   ------------
   0.70%     PURCHASED OPTIONS (A)
             CBOE SPX Volatility Index, 02/17/10, Put @ $20                                  89            1,513
             iShares Barclays 20+ Year Treasury:
                02/20/10, Put @ $88                                                           9               90
                02/20/10, Put @ $89                                                          66            1,320
                02/20/10, Put @ $90                                                          44            1,540
                02/20/10, Put @ $91                                                          93            5,580
             SPDR S&P 500 ETF Trust:
                02/20/10, Put @ $103                                                         44            4,312
                02/20/10, Put @ $104                                                         57            7,068
                02/20/10, Put @ $105                                                        126           18,522
                                                                                                  --------------
             TOTAL PURCHASED OPTIONS
             (Cost $41,922)                                                                               39,945
                                                                                                  --------------

                                                                                      SHARES
                                                                                   ------------
  12.30%     SHORT-TERM INVESTMENT
             Dreyfus Institutional Reserves Money Market Fund 0.00% (d)                 698,691          698,691
                                                                                                  --------------
             TOTAL SHORT-TERM INVESTMENT
             (Cost $698,691)                                                                             698,691
                                                                                                  --------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JANUARY 31, 2010

   % OF
NET ASSETS   DESCRIPTION                                                                               VALUE
----------   -------------------------------------------------------------------                  --------------
  109.74%    TOTAL INVESTMENTS
             (Cost $5,720,922)                                                                    $    6,231,553
                                                                                                  --------------
  (9.74)%    NET OTHER ASSETS (LIABILITIES)                                                             (553,293)
                                                                                                  --------------
  100.00%    NET ASSETS                                                                           $    5,678,260
                                                                                                  --------------

At January 31, 2010, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

             Unrealized Appreciation                                                              $      614,124
             Unrealized Depreciation                                                                    (103,493)
                                                                                                  --------------
             NET UNREALIZED APPRECIATION                                                          $      510,631
                                                                                                  --------------

   % OF
NET ASSETS   DESCRIPTION                                                              SHARES           VALUE
----------   -------------------------------------------------------------------   ------------   --------------
  15.72%     EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
             iShares MSCI South Korea Index Fund                                          1,850   $       84,064
             Market Vectors Russia ETF                                                      750           23,310
             Powershares Golden Dragon Halter USX China Portfolio                        21,500          475,580
             Rydex S&P Equal Weight ETF                                                   4,950          189,182
             SPDR Barclays Capital High Yield Bond ETF                                      555           21,578
             SPDR S&P 500 ETF Trust                                                         250           26,843
             Vanguard Emerging Markets ETF                                                1,170           44,788
             WisdomTree India Earnings Fund                                               1,300           27,183
                                                                                                  --------------
             TOTAL EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
             (Proceeds $1,182,954)                                                                $      892,528
                                                                                                  --------------

                                                                   LOCAL      MARKET    SETTLEMENT    UNREALIZED
                                                                  CURRENCY      VALUE       DATE      GAIN/(LOSS)
                                                                 ----------   --------   ----------   -----------
             FOREIGN CURRENCY
             TO SELL:
             Australian Dollar                                      157,917   $139,607   02/05/2010      $ 4,730
             Japanese Yen                                        17,341,256    192,119   02/05/2010       (4,848)
                                                                                                         -------
TOTAL NET UNREALIZED GAIN (LOSS) ON OPEN FORWARD FOREIGN CURRENCY CONTRACTS                              $  (118)
                                                                                                         -------

                                                                                         NOTIONAL     UNREALIZED
                                                                            CONTRACTS      VALUE     GAIN/(LOSS)
                                                                           ---------   ----------   ------------
             FUTURES CONTRACTS PURCHASED
             DJ Euro Stoxx 50, expires 03/19/10                                 8      $  307,581     $  (6,235)
             DJIA Mini e-CBOT, expires 03/19/10                                 3         150,255        (6,321)
             E-Mini Crude Oil, expires 02/19/10                                 2          72,890        (1,677)
             Nasdaq 100 E-Mini, expires 03/19/10                               12         417,420        (2,781)
             S&P 500 E-Mini, expires 03/19/10                                  43       2,301,360       (23,166)
                                                                                                       --------
                                                                                                        (40,180)
                                                                                                       --------
             FUTURES CONTRACTS SOLD SHORT
             90 Day Euro$, expires 09/13/10                                     5       1,241,938        (2,014)
             90 Day Euro$, expires 12/13/10                                    12       2,970,300        (3,120)
             Russell 2000 Mini, expires 03/19/10                                2         120,200         1,004
                                                                                                       --------
                                                                                                         (4,130)
                                                                                                       --------
             TOTAL                                                                                     $(44,310)
                                                                                                       --------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JANUARY 31, 2010

----------
(a)    Non-income producing security.

(b) All or a portion of the security is pledged as collateral for securities sold short.

(c) All or a portion of the security is segregated in connection with forward currency and futures contracts.

(d)    Rate represents effective yield.

CBOE   Chicago Board Options Exchange

CBOT   Chicago Board of Trade

ETN    Exchange-Traded Note

ETF    Exchange-Traded Fund

HOLDRs Holding Company Depositary Receipts

SPDR   S&P Depositary Receipts

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

   % OF
NET ASSETS   DESCRIPTION                                                             PRINCIPAL         VALUE
----------   -------------------------------------------------------------------   ------------   --------------
  28.64%     CORPORATE BONDS
  11.03%     AIRLINES
             American Airlines, Inc.:
                6.817%, 05/23/2011, Series 01-1 (a)                                $    402,000   $      396,975
                6.977%, 05/23/2021, Series 01-1 (b)                                     788,071          622,576
                7.377%, 05/23/2019, Series 01-1 (a)                                     791,513          633,210
                7.379%, 05/23/2016, Series 01-1 (a)                                     449,392          386,477
                7.858%, 10/01/2011, Series 01-2 (a)                                     100,000          100,750
             AMR Corp.:
                9.750%, 08/15/2021 (a)                                                  469,000          283,745
                9.880%, 06/15/2020 (a)                                                  343,000          217,805
                10.550%, 03/12/2021, MTN (a)                                            100,000           60,000
             Continental Airlines, Inc.:
                6.648%, 09/15/2017, Series 981A (a)                                     234,899          227,852
                6.703%, 06/15/2021, Series 01A1 (a)                                     107,107          101,752
                6.748%, 03/15/2017, Series 981B (a)                                     207,899          193,346
                6.795%, 08/02/2018, Series 991B (a)                                     183,335          167,752
                7.033%, 06/15/2011, Series 011C (a)                                     185,868          175,646
                7.339%, 04/19/2014, Series 071C (b)                                     200,000          190,000
                7.461%, 04/01/2013, Series 971B (a)                                      32,967           30,989
                7.566%, 03/15/2020, Series 992B (a)                                     148,769          139,843
                8.388%, 11/01/2020, Series 001B (a)                                     297,373          270,609
                8.560%, 07/02/2014, Series 962B (b)                                      52,788           49,621
             Delta Airlines, Inc.:
                6.718%, 01/02/2023, Series 02G1 (b)                                     656,229          597,169
                7.570%, 11/18/2010, Series 00A2 (b)                                      75,000           76,312
                7.711%, 09/18/2011, Series 011B (b)                                     925,000          915,750
                7.920%, 11/18/2010, Series 001B (a)                                     850,000          858,500
             Northwest Airlines, Inc.:
                6.841%, 04/01/2011, Series 1A-2 (b)                                     250,000          246,250
                7.691%, 04/01/2017, Series 01-B (a)                                     443,669          377,119
                7.950%, 03/01/2015, Series 992B (b)                                     961,071          816,910
             Southwest Airlines Co., 7.220%, 07/01/2013, Series 95A3, Callable
                03/22/2010 @ 100 (a)                                                     85,024           89,584
             United Airlines, Inc.:
                7.336%, 07/02/2019 (b) (c)                                              897,875          691,364
                7.730%, 07/01/2010, Series 00A2 (a)                                      17,467           17,466
                                                                                                  --------------
                                                                                                       8,935,372
                                                                                                  --------------
   0.11%     AUTOMOTIVE
             Motors Liquidation Co. 8.375%, 07/15/2033 (a) (d)                          320,000           91,200
                                                                                                  --------------
   0.26%     ENTERTAINMENT
             Comcast Corp. 6.950%, 08/15/2037 (a)                                       195,000          213,943
                                                                                                  --------------
  15.93%     FINANCIAL SERVICES
             American Express Co. 8.125%, 05/20/2019 (b)                              1,000,000        1,212,273
             American Express Credit Corp., 5.875%, 05/02/2013, Series C,
                MTN (a)                                                               1,170,000        1,269,431
             Bank of America Corp.:
                4.750%, 08/01/2015 (a)                                                  750,000          773,347
                4.750%, 03/15/2016, Callable 03/15/2010 @ 100, MTN (b)                   10,000            9,677
                5.750%, 08/15/2016 (a)                                                  600,000          612,065
                7.800%, 09/15/2016 (a)                                                  220,000          245,788
             Bank One Corp. 5.250%, 01/30/2013 (a)                                      500,000          530,691
             Bear, Stearns & Co., Inc. 5.550%, 01/22/2017 (a)                           790,000          822,630
             CIT Group, Inc.:
                7.000%, 05/01/2013, Callable 04/05/2010 @ 103.50 (b)                     14,086           12,959
                7.000%, 05/01/2014, Callable 04/05/2010 @ 103.50 (b)                     21,129           18,990
                7.000%, 05/01/2015, Callable 04/05/2010 @ 103.50 (b)                     21,129           18,461
                7.000%, 05/01/2016, Callable 04/05/2010 @ 103.50 (b)                     35,216           30,374
                7.000%, 05/01/2017, Callable 04/05/2010 @ 103.50 (b)                     49,302           42,215
             Citigroup, Inc. 5.500%, 02/15/2017 (a)                                     975,000          938,839
             Deutsche Bank Trust Corp. 7.500%, 11/15/2015 (b)                             4,000            4,180
             General Electric Capital Corp.:
                4.375%, 11/21/2011, MTN (a)                                             230,000          241,038
                6.875%, 11/15/2010, MTN (a)                                             250,000          262,680

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JANUARY 31, 2010

   % OF
NET ASSETS   DESCRIPTION                                                             PRINCIPAL         VALUE
----------   -------------------------------------------------------------------   ------------   --------------
             FINANCIAL SERVICES (CONTINUED)
             Goldman Sachs Group, Inc.:
                0.551%, 06/28/2010 (a) (e)                                         $    250,000   $      250,323
                5.250%, 04/01/2013 (a)                                                  300,000          322,571
                5.625%, 01/15/2017 (a)                                                1,695,000        1,740,909
             Lehman Brothers Holdings:
                5.625%, 01/24/2013, MTN (b) (d)                                         500,000          111,250
                6.500%, 07/19/2017 (a) (d)                                            1,370,000              411
             MBIA Insurance Corp., 14.000%, 01/15/2033, Callable 01/15/2013 @
                100 (b) (c) (e)                                                       1,505,000          744,975
             Merrill Lynch & Co., Inc.:
                5.700%, 05/02/2017 (a)                                                1,000,000        1,000,744
                6.050%, 08/15/2012, Series C, MTN (a)                                   800,000          864,856
             Morgan Stanley & Co., Inc., 5.450%, 01/09/2017, EMTN (b)                    50,000           51,820
             Motors Liquidation Co. 9.400%, 07/15/2021 (a) (d)                          800,000          216,000
             Nuveen Investments, Inc., 5.500%, 09/15/2015 (a)                           400,000          294,000
             Principal Life Income Funding Trusts, 0.433%, 11/15/2010 (a) (e)           250,000          249,596
             Washington Mutual Bank NV, 6.875%, 06/15/2011, Series 11 (a) (d)         1,000,000           10,000
                                                                                                  --------------
                                                                                                      12,903,093
                                                                                                  --------------
   0.02%     INDUSTRIALS
             Occidental Petroleum Corp. 8.750%, 01/15/2023 (b)                           10,000           12,093
                                                                                                  --------------
   1.29%     METALS & MINING
             Alcoa, Inc. 5.375%, 01/15/2013 (a)                                       1,000,000        1,044,260
                                                                                                  --------------
             TOTAL CORPORATE BONDS
             (Cost $27,574,258)                                                                       23,199,961
                                                                                                  --------------
   0.03%     COLLATERALIZED MORTGAGE OBLIGATIONS
   0.03%     U.S. GOVERNMENT & AGENCY
             Federal National Mortgage Association 4.500%, 05/25/2019 (b)                21,680           22,222
                                                                                                  --------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost $20,004)                                                                               22,222
                                                                                                  --------------
   0.39%     U.S. GOVERNMENT & AGENCY
             Federal Farm Credit Bank, 5.750%, 12/07/2028, MTN (b)                       43,000           47,674
             Federal Home Loan Bank:
                5.685%, 09/17/2018, Series AR18 (b)                                      25,000           28,641
                7.125%, 02/15/2030, Series C30 (a)                                       90,000          112,897
             Federal National Mortgage Association, 8.280%, 01/10/2025, MTN (b)          20,000           28,620
             Tennessee Valley Authority 7.125%, 05/01/2030 (a)                           75,000           94,692
                                                                                                  --------------
             TOTAL U.S. GOVERNMENT & AGENCY
             (Cost $284,328)                                                                             312,524
                                                                                                  --------------
   6.65%     FOREIGN BONDS
   3.24%     BANKS
             Bank of Scotland PLC 10.500%, 02/16/2018 (b)                          GBP  920,000        1,796,170
             Inter-American Development Bank, 6.250%, 06/22/2016, MTN (b)          NZD1,150,000          827,526
                                                                                                  --------------
                                                                                                       2,623,696
                                                                                                  --------------
   0.74%     SOVEREIGN BONDS
             Federal Republic of Brazil:
                7.875%, 03/07/2015 (b)                                             $    475,000          555,275
                12.500%, 01/05/2016 (b)                                            BRL   40,000           24,775
             Mexican Bonos de Desarrollo, 7.250%, 12/15/2016, Series M10 (b)       MXN  220,000           16,564
                                                                                                  --------------
                                                                                                         596,614
                                                                                                  --------------
   2.67%     FINANCIAL SERVICES
             General Electric Capital Corp., 7.500%, 02/28/2011, EMTN (b)          NZD3,000,000        2,168,112
                                                                                                  --------------
             TOTAL FOREIGN BONDS
             (Cost $5,729,760)                                                                         5,388,422
                                                                                                  --------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JANUARY 31, 2010

   % OF
NET ASSETS   DESCRIPTION                                                             PRINCIPAL         VALUE
----------   -------------------------------------------------------------------   ------------   --------------
   6.29%     MUNICIPAL BONDS
   4.02%     CALIFORNIA
             California State:
                4.500%, 08/01/2030, National-RE-IBC, GO, Callable 02/01/2017 @
                   100 (a)                                                         $  1,000,000   $      854,940
                4.500%, 08/01/2030, GO, Callable 02/01/2017 @ 100 (a)                 2,135,000        1,825,297
                5.000%, 04/01/2038, GO, Callable 04/01/2018 @ 100 (a)                   500,000          440,625
             Howell Mountain Elementary School District Election, Zero Coupon:
                08/01/2028, GO (a)                                                      190,000           76,500
                08/01/2029, GO (a)                                                      150,000           57,168
                                                                                                  --------------
                                                                                                       3,254,530
                                                                                                  --------------
   1.41%     FLORIDA
             Auburndale Florida Water & Sewer, 4.375%, 12/01/2037, AMBAC,
                Revenue, Callable 12/01/2017 @ 100 (a)                                1,275,000        1,143,292
                                                                                                  --------------
   0.57%     ILLINOIS
             Regional Transportation Authority, 4.500%, 07/01/2035, Series A,
                National-RE, Revenue, Callable 07/01/2016 @ 100 (a)                     500,000          466,275
                                                                                                  --------------
   0.29%     PENNSYLVANIA
             Conneaut School District, Zero Coupon, 11/01/2030, Series B, AGM
                State Aid Withholding, GO (a)                                           690,000          235,490
                                                                                                  --------------
             TOTAL MUNICIPAL BONDS
             (Cost $5,522,423)                                                                         5,099,587
                                                                                                  --------------
   4.64%     TAXABLE MUNICIPAL BONDS
   0.21%     ALABAMA
             Alabaster, 5.340%, 04/01/2017, Series A, XLCA, GO (a)                      170,000          168,691
                                                                                                  --------------
   1.91%     CALIFORNIA
             Kern County Pension Obligation, Zero Coupon, 08/15/2020,
                National-RE, Revenue (b)                                                100,000           45,074
             Monrovia Redevelopment Agency Tax Allocation, 5.600%, 05/01/2023,
                AMBAC, Revenue, Callable 05/01/2013 @ 102 (a)                            35,000           28,807
             Pinole Redevelopment Agency, 5.600%, 08/01/2020, AMBAC, Tax
                Allocation, Callable 08/01/2014 @ 102 (b)                                25,000           24,023
             San Bernardino JT Powers, 6.150%, 05/01/2027, AMBAC, Tax
                Allocation, Callable 05/01/2016 @ 100 (b)                                15,000           13,395
             Santa Fe Springs Community Development, 5.350%, 09/01/2018,
                National-RE, Tax Allocation, Callable 09/01/2016 @ 100 (b)               25,000           23,081
             Solano County, 5.140%, 01/15/2014, XLCA, Revenue (a)                     1,330,000        1,355,150
             Watsonville Redevelopment Agency, 5.200%, 09/01/2012, National-RE
                FGIC, Tax Allocation (a)                                                 60,000           61,009
                                                                                                  --------------
                                                                                                       1,550,539
                                                                                                  --------------
   0.04%     DISTRICT OF COLUMBIA
             Metropolitan Washington Airports Authority Airport System, 5.590%,
                10/01/2025, Series C, National-RE, Revenue, Callable 10/01/2015
                @ 100 (a)                                                                30,000           28,748
                                                                                                  --------------
   0.03%     FLORIDA
             Pembroke Pines Communication Services, 4.750%, 10/01/2019, AMBAC,
                Revenue, Callable 10/01/2014 @ 100 (b)                                   25,000           22,923
                                                                                                  --------------
   0.44%     GEORGIA
             College Park, 5.868%, 01/01/2021, National-RE FGIC, Revenue (a)             70,000           66,419
             College Park Business & Industrial Development Authority, 5.750%,
                09/01/2015, AGM, Revenue (a)                                            250,000          266,905
             Savannah Hospital Authority, 6.625%, 07/01/2018, AGM, Revenue,
                Callable 07/01/2013 @ 100 (a)                                            25,000           25,275
                                                                                                  --------------
                                                                                                         358,599
                                                                                                  --------------
   0.01%     ILLINOIS
             Development Finance Authority, 6.000%, 03/01/2012, National-RE,
                Revenue (b)                                                               5,000            5,243
                                                                                                  --------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JANUARY 31, 2010

   % OF
NET ASSETS   DESCRIPTION                                                             PRINCIPAL         VALUE
----------   -------------------------------------------------------------------   ------------   --------------
   0.03%     INDIANA
             Pike County School Corp., 5.000%, 01/05/2020, XLCA State Aid
                Withholding, GO, Callable 01/05/2015 @ 100 (a)                     $     30,000   $       28,624
                                                                                                  --------------
   0.18%     MAINE
             City of Auburn, 5.125%, 08/01/2011, National-RE, GO (a)                    145,000          147,253
                                                                                                  --------------
   0.04%     MARYLAND
             State Transportation Authority, 6.480%, 07/01/2022, National-RE,
                Revenue (a)                                                              35,000           35,588
                                                                                                  --------------
   0.08%     MICHIGAN
             Flat Rock Tax Increment, 5.375%, 10/01/2011, GO (b)                         65,000           68,052
                                                                                                  --------------
   0.27%     NEW JERSEY
             City of Linden, 5.950%, 04/01/2033, National-RE, GO (b)                     20,000           17,898
             Orange Township, 5.170%, 12/01/2011, Series C, AGM, GO (a)                  35,000           36,678
             Union County Improvement Authority Sewer System Lease, 6.640%,
                04/01/2022, AMBAC, Revenue (a)                                          165,000          166,779
                                                                                                  --------------
                                                                                                         221,355
                                                                                                  --------------
   0.05%     OREGON
             School Boards Association, 5.680%, 06/30/2028, Series B,
                National-RE FGIC, GO (a)                                                 40,000           37,138
                                                                                                  --------------
   0.30%     PENNSYLVANIA
             Beaver County, 5.000%, 12/15/2011, AGM, GO (a)                              60,000           62,360
             Duquesne, 5.000%, 12/15/2013, Series B, AGM, GO (a)                        170,000          177,388
                                                                                                  --------------
                                                                                                         239,748
                                                                                                  --------------
   0.40%     SOUTH CAROLINA
             Richland Lexington Airport District, 6.590%, 01/01/2017, AGM,
                Revenue (a)                                                             300,000          321,156
                                                                                                  --------------
   0.49%     TENNESSEE
             Alcoa, 5.550%, 06/01/2020, AMBAC, GO, Callable 06/01/2015 @ 100 (a)        400,000          393,424
                                                                                                  --------------
   0.14%     TEXAS
             Gatesville Texas, 5.700%, 09/01/2019, CIFG, GO, Callable 09/01/2017
                @ 100 (a)                                                               115,000          112,018
                                                                                                  --------------
   0.02%     WISCONSIN
             Menasha Steam Utility, 4.350%, 09/01/2010, Revenue (b) (d)                  23,569           16,263
                                                                                                  --------------
             TOTAL TAXABLE MUNICIPAL BONDS
             (Cost $3,724,452)                                                                         3,755,362
                                                                                                  --------------

                                                                                      SHARES
                                                                                   ------------
   0.58%     PREFERRED STOCKS
   0.52%     FINANCIAL SERVICES
             GMAC, Inc., 7.000%, Callable 12/31/2011 @ 1,000 (a) (c)                        139           99,350
             PNC Financial Services Group, Inc., 9.875%, Series F, Callable
                02/01/2013 @ $25 (a) (e)                                                 11,205          316,541
                                                                                                  --------------
                                                                                                         415,891
                                                                                                  --------------
   0.06%     U.S. GOVERNMENT & AGENCY(F)
             Fannie Mae:
                0.000%, Series G, Callable 09/30/2010 @ $50 (b) (e)                       4,930            6,606
                5.375%, Series I, Callable 03/22/2010 @ $50                                 235              369
                5.810%, Series H, Callable 03/22/2010 @ $50 (b)                           9,300           13,671
             Freddie Mac:
                5.570%, Series V, Callable 12/31/2011 @ $25 (b)                          28,195           22,274
                5.700%, Series R, Callable 03/22/2010 @ $50 (b)                           5,538            8,307
                                                                                                  --------------
                                                                                                          51,227
                                                                                                  --------------
             TOTAL PREFERRED STOCKS
             (Cost $397,960)                                                                             467,118
                                                                                                  --------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JANUARY 31, 2010

   % OF
NET ASSETS   DESCRIPTION                                                              SHARES           VALUE
----------   -------------------------------------------------------------------   ------------   --------------
  40.27%     EXCHANGE TRADED/CLOSED-END FUNDS
   2.57%     ASSET ALLOCATION CLOSED-END FUNDS
             Advent Claymore Convertible Securities and Income Fund (b)                  21,481   $      326,511
             Alpine Global Premier Properties Fund (b)                                   14,080           84,480
             Cohen & Steers REIT and Preferred Income Fund, Inc. (b)                     23,251          238,555
             Evergreen International Balanced Income Fund (b)                            14,236          193,183
             Nicholas-Applegate Equity & Convertible Income Fund (b)                     11,445          181,174
             TCW Strategic Income Fund, Inc. (b)                                        235,439        1,005,325
             TS&W/Claymore Tax-Advantaged Balanced Fund (b)                               5,195           49,820
                                                                                                  --------------
                                                                                                       2,079,048
                                                                                                  --------------
   6.16%     COMMODITY EXCHANGE TRADED FUNDS
             iPath Dow Jones-UBS Commodity Index Total Return ETN (a) (f)               102,093        3,971,418
             iShares S&P GSCI Commodity-Indexed Trust (b) (f)                            34,803        1,017,640
                                                                                                  --------------
                                                                                                       4,989,058
                                                                                                  --------------
   4.00%     EQUITY CLOSED-END FUNDS
             Calamos Strategic Total Return Fund (b)                                     19,565          165,911
             Cohen & Steers Closed-End Opportunity Fund, Inc. (b)                       110,708        1,284,213
             Cohen & Steers Quality Income Realty Fund, Inc. (b)                        153,772          864,199
             DWS Dreman Value Income Edge Fund (b)                                       15,095          184,914
             Liberty All-Star Equity Fund (b)                                            27,134          113,420
             Liberty All-Star Growth Fund, Inc. (b)                                      21,185           69,275
             LMP Capital and Income Fund, Inc. (b)                                       10,619          106,084
             Madison Strategic Sector Premium Fund (a)                                    5,646           68,204
             Nuveen Diversified Dividend and Income Fund (b)                             18,140          172,330
             RiverSource LaSalle International Real Estate Fund, Inc. (b)                15,145          107,832
             RMR Asia Pacific Real Estate Fund                                                1                7
             Royce Value Trust, Inc. (b)                                                 10,500          107,625
                                                                                                  --------------
                                                                                                       3,244,014
                                                                                                  --------------
   2.81%     EQUITY EXCHANGE TRADED FUND
             iShares Dow Jones U.S. Real Estate Index Fund (b)                           52,478        2,279,120
                                                                                                  --------------
   4.74%     MUNICIPAL CLOSED-END FUNDS
             BlackRock Muni Intermediate Duration Fund, Inc. (b)                         23,792          320,716
             BlackRock MuniYield California Insured Fund, Inc. (b)                       19,475          243,437
             BlackRock MuniYield Michigan Insured Fund II, Inc. (b)                      22,486          267,359
             BlackRock MuniYield Michigan Insured Fund, Inc. (b)                          9,013          117,980
             BlackRock MuniYield New York Insured Fund, Inc. (b)                         25,889          312,221
             BlackRock MuniYield Pennsylvania Insured Fund (b)                            8,455          112,874
             Morgan Stanley California Insured Municipal Income Trust (b)                22,098          277,109
             Morgan Stanley California Quality Municipal Securities (b)                  11,328          132,764
             Nuveen California Dividend Advantage Municipal Fund (b)                      3,375           42,221
             Nuveen California Premium Income Municipal Fund (b)                          6,970           83,779
             Nuveen Insured California Premium Income Municipal Fund (b)                  9,957          128,346
             Nuveen Insured Municipal Opportunity Fund, Inc. (b)                          9,642          130,649
             Nuveen Insured New York Dividend Advantage Municipal Fund (b)                4,982           66,659
             Nuveen Insured New York Premium Income Municipal Fund (b)                    4,270           57,431
             Nuveen Michigan Premium Income Fund (b)                                      7,751           95,725
             Nuveen Michigan Quality Income Fund (b)                                     13,407          171,744
             Nuveen New Jersey Dividend Advantage Municipal Fund (b)                      8,384          110,837
             Nuveen New Jersey Premium Income Municipal Fund, Inc. (b)                   10,500          145,845
             Nuveen New York Dividend Advantage Municipal Fund (b)                       11,675          153,409
             Nuveen New York Investment Quality Municipal Fund (b)                        5,900           79,650
             Nuveen New York Performance Plus Municipal Fund (b)                          7,704          108,087
             Nuveen New York Quality Income Municipal Fund, Inc. (b)                      9,138          124,185
             Nuveen New York Select Quality Municipal Fund (a)                           21,229          288,078
             Nuveen Pennsylvania Premium Income Municipal Fund II (b)                     4,297           54,185
             Nuveen Premium Income Municipal Fund II (b)                                  7,670          103,008
             Western Asset Municipal Partners Fund, Inc. (b)                              8,306          110,470
                                                                                                  --------------
                                                                                                       3,838,768
                                                                                                  --------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JANUARY 31, 2010

   % OF
NET ASSETS   DESCRIPTION                                                              SHARES           VALUE
----------   -------------------------------------------------------------------   ------------   --------------
  19.99%     TAXABLE FIXED INCOME CLOSED-END FUNDS
             AllianceBernstein Income Fund, Inc. (b)                                    257,352   $    2,040,801
             BlackRock Core Bond Trust (b)                                               83,397          996,594
             BlackRock High Income Shares (b)                                            75,501          142,697
             BlackRock Income Opportunity Trust (b)                                      59,557          552,093
             BlackRock Income Trust, Inc. (b)                                           392,088        2,513,284
             BlackRock Limited Duration Income Trust (b)                                 19,451          288,458
             BlackRock Preferred and Corporate Income Strategies Fund, Inc. (b)          55,575          474,055
             DWS Strategic Income Trust (a)                                               5,704           67,136
             Eaton Vance Short Duration Diversified Income Fund (a)                      68,735        1,128,629
             Evergreen Multi-Sector Income Fund (a)                                      82,726        1,178,846
             First Trust/FIDAC Mortgage Income Fund (b)                                   8,987          167,338
             First Trust/Four Corners Senior Floating Rate Income Fund II (b)            35,482          433,235
             Fort Dearborn Income Securities, Inc. (b)                                   39,818          583,732
             Global Income & Currency Fund, Inc. (a)                                     19,574          270,121
             Hartford Income Shares Fund (b)                                             26,875          153,187
             MFS InterMarket Income Trust I (b)                                         102,651          824,288
             MFS Multimarket Income Trust (b)                                            60,783          388,403
             Montgomery Street Income Securities, Inc. (a)                               68,901        1,017,668
             Morgan Stanley Emerging Markets Debt Fund, Inc. (a) (b)                     28,033          282,292
             Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (a)                64,975          904,452
             Morgan Stanley Income Securities, Inc. (b)                                  28,171          456,652
             Rivus Bond Fund (b)                                                         73,921        1,228,567
             Western Asset Income Fund (b)                                                7,927          100,356
                                                                                                  --------------
                                                                                                      16,192,884
                                                                                                  --------------
             TOTAL EXCHANGE TRADED/CLOSED-END FUNDS
             (Cost $29,455,545)                                                                       32,622,892
                                                                                                  --------------

                                                                                     CONTRACTS
                                                                                   ------------
   0.81%     PURCHASED OPTIONS (F)
             CBOE SPX Volatility Index, 02/17/2010, Put @ $20                             1,357           23,069
             iShares Barclays 20+ Year Treasury:
                02/20/2010, Put @ $88                                                       186            1,860
                02/20/2010, Put @ $89                                                     1,371           27,420
                02/20/2010, Put @ $90                                                       679           23,765
                02/20/2010, Put @ $91                                                     1,377           82,620
             SPDR S&P 500 ETF Trust:
                02/20/2010, Put @ $103                                                      679           66,542
                02/20/2010, Put @ $104                                                    1,068          132,432
                02/20/2010, Put @ $105 (b)                                                2,037          299,439
                                                                                                  --------------
             TOTAL PURCHASED OPTIONS
             (Cost $698,315)                                                                             657,147
                                                                                                  --------------

                                                                                      SHARES
                                                                                   ------------
   9.50%     SHORT-TERM INVESTMENT
             Dreyfus Institutional Reserves Money Market Fund 0.00% (g)               7,699,607        7,699,607
                                                                                                  --------------
             TOTAL SHORT-TERM INVESTMENT
             (Cost $7,699,607)                                                                         7,699,607
                                                                                                  --------------
  97.80%     TOTAL INVESTMENTS
             (Cost $81,106,652)                                                                       79,224,842
                                                                                                  --------------
   2.20%     NET OTHER ASSETS (LIABILITIES)                                                            1,785,981
                                                                                                  --------------
 100.00%     NET ASSETS                                                                           $   81,010,823
                                                                                                  ==============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JANUARY 31, 2010

At January 31, 2010, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Unrealized Appreciation                                                                            $   4,614,977
Unrealized Depreciation                                                                               (6,496,787)
                                                                                                   -------------
NET UNREALIZED DEPRECIATION                                                                        $  (1,881,810)
                                                                                                   =============

   % OF
NET ASSETS   DESCRIPTION                                                              SHARES           VALUE
----------   -------------------------------------------------------------------   ------------   --------------
   7.31%     EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
             SPDR Barclays Capital High Yield Bond ETF                                  152,346   $    5,923,212
                                                                                                  --------------
             TOTAL EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
             (Proceeds $5,517,099)                                                                     5,923,212
                                                                                                  --------------

                                                                                     PRINCIPAL
                                                                                   ------------
   6.21%     U.S. TREASURY SECURITIES SOLD SHORT
             U.S. Treasury Note, 1.000%, 09/30/2011                                $  5,000,000        5,031,055
                                                                                                  --------------
             TOTAL U.S. TREASURY SECURITIES SOLD SHORT
             (Proceeds $5,000,645)                                                                $    5,031,055
                                                                                                  --------------

                                                                                                      UNREALIZED
                                                  LOCAL CURRENCY   MARKET VALUE   SETTLEMENT DATE    GAIN/(LOSS)
                                                  --------------   ------------   ---------------    -----------
             FOREIGN CURRENCY
             TO BUY:
             Canadian Dollar                           809,248      $  756,831     02/05/2010         $ (25,732)
             Icelandic Krona                        94,634,900         739,248     10/10/2008(h)       (290,926)
                                                                                                      ---------
                                                                                                       (316,658)
                                                                                                      ---------
             TO SELL:
             Brazilian Real                          1,039,375         550,755     02/05/2010            44,534
             British Sterling Pound                    582,623         931,272     02/05/2010              (824)
             Japanese Yen                           89,069,200         986,773     02/05/2010           (12,715)
             Mexican Peso                            2,773,627         211,892     02/05/2010             4,628
             New Zealand Dollar                      5,660,887       3,970,455     02/05/2010           173,315
                                                                                                      ---------
                                                                                                        208,938
                                                                                                      ---------
TOTAL NET UNREALIZED GAIN (LOSS) ON OPEN FORWARD FOREIGN CURRENCY CONTRACTS                           $(107,720)
                                                                                                      ---------

                                                                                    NOTIONAL          UNREALIZED
                                                                       CONTRACTS      VALUE          GAIN/(LOSS)
                                                                       ---------   -----------       -----------
             FUTURES CONTRACTS PURCHASED
             S&P 500 E-Mini, expires 03/19/2010                               49   $ 2,622,480        $   3,738
                                                                                                      ---------
             FUTURES CONTRACTS SOLD SHORT
             90 Day Euro$, expires 09/13/2010                                131    32,538,763          (54,442)
             90 Day Euro$, expires 12/13/2010                                334    82,673,350          (89,210)
             E-Mini Crude Oil, expires 02/19/2010                              5       182,225           13,763
             U.S. 2 Year Note, expires 03/31/2010                             51    11,115,609          (17,012)
             U.S. 5 Year Note, expires 03/31/2010                            224    26,087,250          (44,651)
                                                                                                      ---------
                                                                                                       (191,552)
                                                                                                      ---------
             TOTAL                                                                                    $(187,814)
                                                                                                      ---------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JANUARY 31, 2010

----------
(a) All or a portion of the security is pledged as collateral for securities sold short.

(b) All or a portion of the security is segregated in connection with forward currency and futures contracts.

(c) Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At January 31, 2010, these securities amounted to $1,535,689 or 1.90% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.

(d)  Default Resolution.

(e)  Variable rate security.

(f)  Non-income producing securities.

(g)  Rate represents effective yield.

(h)  Counterparty in default.

AGM    Assured Guaranty Municipal Corp.
AMBAC  Insured by American Municipal Bond Assurance Corp.
BRL    Brazilian Real
ETF    Exchange-Traded Fund
ETN    Exchange-Traded Note
FGIC   Insured by Financial Guaranty Insurance Co.
GBP    British Sterling Pound
GO     General Obligation
LLC    Limited Liability Co.
MBIA   Insured by Municipal Bond Insurance Organization Association
MTN    Medium Term Note
MXN    Mexican Peso
NZD    New Zealand Dollar
PLC    Public Liability Co.
REIT   Real Estate Investment Trust
SPX    S&P 500 Index
XLCA   Insured by XL Capital Assurance

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

   % OF
NET ASSETS   DESCRIPTION                                                             PRINCIPAL         VALUE
----------   -------------------------------------------------------------------   ------------   --------------
   0.62%     CORPORATE BONDS
   0.62%     FINANCIAL SERVICES
             MBIA Insurance Corp., 14.000%, 01/15/2033, Callable 01/15/2013 @
                100 (a) (b) (c)                                                    $    440,000   $      217,800
                                                                                                  --------------
             TOTAL CORPORATE BONDS
             (Cost $435,828)                                                                             217,800
                                                                                                  --------------
  71.09%     MUNICIPAL BONDS
   1.52%     ALABAMA
             Alabama Agriculture & Mechanical, 5.000%, 11/01/2017, AMBAC,
                Revenue, Callable 05/01/2017 @ 100 (d)                                  500,000          462,330
             Birmingham Jefferson Civic Center Authority, 4.125%, 07/01/2017,
                Series A, AMBAC, Special Tax, Callable 03/25/2010 @ 100 (c)             100,000           72,487
                                                                                                  --------------
                                                                                                         534,817
                                                                                                  --------------
   4.99%     CALIFORNIA
             Antioch California Union School District, 4.250%, 09/01/2021, COP,
                National-RE FGIC, Callable 09/01/2015 @ 100 (d)                         685,000          666,642
             California State:
                4.500%, 08/01/2026, GO, Callable 02/01/2017 @ 100 (c)                   500,000          452,280
                6.000%, 04/01/2035, GO, Callable 04/01/2019 @ 100 (c)                   500,000          509,475
             Oakland Redevelopment Agency, 5.500%, 02/01/2014, AMBAC, Tax
                Allocation (d)                                                          125,000          127,791
                                                                                                  --------------
                                                                                                       1,756,188
                                                                                                  --------------
   0.88%     COLORADO
             Arkansas River Power Authority, 5.250%, 10/01/2016, XLCA,
                Revenue (d)                                                             300,000          310,887
                                                                                                  --------------
   8.12%     FLORIDA
             Dunedin Utility System, 6.250%, 10/01/2011, National-RE FGIC,
                Revenue (c)                                                              50,000           53,803
             Lakeland, Florida Energy System, 5.000%, 10/01/2024, XLCA, Revenue,
                Callable 10/01/2016 @ 100 (c)                                         1,045,000        1,077,761
             Miami-Dade County Public Facilities, 4.375%, 06/01/2037, Series A,
                National-RE, Revenue, Callable 06/01/2015 @ 100 (d)                     500,000          411,100
             Nassau County Public Improvement, 5.000%, 05/01/2021, National-RE,
                Revenue (d)                                                           1,260,000        1,312,769
                                                                                                  --------------
                                                                                                       2,855,433
                                                                                                  --------------
   0.01%     GEORGIA
             Fulton County, Georgia Development Authority, Zero Coupon,
                05/01/2033 (e)                                                          105,000            1,969
                                                                                                  --------------
   3.70%     ILLINOIS
             Chicago O'Hare International Airport:
                4.000%, 01/01/2012, Series A, AGM, Revenue (c)                          500,000          524,620
                5.250%, 01/01/2016, Series B, National-RE, Revenue (d)                  260,000          287,313
             City of Bellwood, 4.450%, 12/01/2020, Series B, National-RE, GO,
                Callable 12/01/2015 @ 100 (c)                                           100,000           95,116
             Cook County Community School District No. 97 Oak Park, 9.000%,
                12/01/2015, Series B, National-RE FGIC, GO (d)                          300,000          396,129
                                                                                                  --------------
                                                                                                       1,303,178
                                                                                                  --------------
   2.65%     INDIANA
             Hammond Local Public Improvement Bond Bank, 4.500%, 08/15/2017,
                Series A, XCLA, Revenue, Callable 08/15/2011 @ 100 (d)                  520,000          517,369
             Indiana State Fair Common Fairgrounds, 4.200%, 01/01/2014, AMBAC,
                Revenue, Callable 01/01/2013 @ 100 (d)                                  390,000          414,710
                                                                                                  --------------
                                                                                                         932,079
                                                                                                  --------------
   1.61%     KANSAS
             Miami County Unified School District No. 416, 5.000%, 09/01/2016,
                National-RE, GO (d)                                                     500,000          566,940
                                                                                                  --------------
   2.00%     MASSACHUSETTS
             Massachusetts State Health & Educational Facilities Authority,
                4.500%, 10/01/2031, Series F, National-RE FGIC, Revenue,
                Callable 10/01/2016 @ 100 (d)                                           750,000          705,412
                                                                                                  --------------
   1.25%     MICHIGAN
             City of Detroit, 5.000%, 04/01/2012, Series C, AGM, GO (c)                  50,000           52,918

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JANUARY 31, 2010

   % OF
NET ASSETS   DESCRIPTION                                                             PRINCIPAL         VALUE
----------   -------------------------------------------------------------------   ------------   --------------
             MICHIGAN (CONTINUED)
             Plymouth-Canton Community School District, 5.250%, 05/01/2015,
                Q-SBLF, GO, Callable 05/01/2013 @ 100 (d) $                        $    350,000   $      386,015
                                                                                                  --------------
                                                                                                         438,933
                                                                                                  --------------
   0.15%     MISSISSIPPI
             Itawamba Community College District, 5.000%, 02/01/2011, XLCA-ICR,
                GO (c)                                                                   50,000           52,081
                                                                                                  --------------
   3.47%     MISSOURI
             Joint Municipal Electric Utility Commission Power Project:
                5.000%, 01/01/2015, National-RE, Revenue (d)                            120,000          126,173
                5.000%, 01/01/2042, Series A, AMBAC, Revenue, Callable
                   01/01/2017 @ 100 (d)                                                 585,000          576,711
             St. Louis Airport, 5.000%, 07/01/2015, Series A, AGM, Revenue (d)          475,000          517,897
                                                                                                  --------------
                                                                                                       1,220,781
                                                                                                  --------------
   1.50%     NEVADA
             Clark County, 4.500%, 06/01/2018, AGM, GO, Callable 06/01/2016 @
                100 (d)                                                                 275,000          290,956
             North Las Vegas Local Improvement, 4.125%, 12/01/2014, AMBAC,
                Special Assessment (d)                                                  255,000          238,035
                                                                                                  --------------
                                                                                                         528,991
                                                                                                  --------------
   3.23%     NEW JERSEY
             Hoboken Municipal Hospital Authority, 4.450%, 07/01/2021, Series A,
                AGM Municipal Government Guaranteed, Revenue, Callable
                07/01/2017 @ 100 (c)                                                  1,000,000        1,044,240
             Jersey City, 5.625%, 03/01/2020, Series A, GO, AGM State Aid
                Withholding, Prerefunded 03/01/2010 @101 (c)                             90,000           91,275
                                                                                                  --------------
                                                                                                       1,135,515
                                                                                                  --------------
   1.46%     NEW MEXICO
             Tucumcari Municipal Gross Receipt Lodgers Tax Revenue, 4.625%,
                06/01/2017, National-RE, Revenue, Callable 06/01/2010 @ 100 (c)         510,000          512,397
                                                                                                  --------------
   2.19%     NEW YORK
             City of Utica Public Improvement, 4.750%, 04/01/2015, AGM, GO (d)          335,000          367,190
             Erie County Public Improvement, 5.000%, 12/01/2015, Series A,
                National-RE, GO (c)                                                     100,000          105,626
             Troy Industrial Development Authority Civic Facility, 4.050%,
                04/01/2037, Series E, Revenue, Callable 09/01/2011 @ 100 (b) (d)        290,000          298,042
                                                                                                  --------------
                                                                                                         770,858
                                                                                                  --------------
   1.78%     OHIO
             City of Cleveland Various Purpose, 5.500%, 12/01/2013, National-RE,
                GO, Callable 12/01/2012 @ 100 (d)                                       570,000          627,878
                                                                                                  --------------
   1.42%     PENNSYLVANIA
             Philadelphia Authority for Industrial Development, 5.000%,
                12/01/2016, National-RE FGIC, Revenue (d)                               500,000          500,250
                                                                                                  --------------
   3.19%     SOUTH CAROLINA
             Beaufort County, 8.000%, 03/01/2016, National-RE State Aid
                Withholding, GO (c)                                                     850,000        1,121,626
                                                                                                  --------------
  18.87%     TEXAS
             Austin Electric Utility System, 5.500%, 11/15/2015, Series A,
                AMBAC, Revenue (d)                                                      500,000          572,460
             Brazoria County Municipal Utility District No. 26, 4.600%,
                09/01/2028, National-RE FGIC, GO, Callable 09/01/2013 @ 100 (c)         100,000           96,601
             City of Midlothian, 5.500%, 08/15/2013, National-RE, GO (d)                175,000          196,303
             City of Rowlett, 4.500%, 02/15/2014, National-RE, GO (d)                   715,000          783,640
             Dallas Area Rapid Transit, 5.250%, 12/01/2043, Revenue, Callable
                12/01/2018 @ 100 (c)                                                  1,500,000        1,548,000
             Dallas-Fort Worth International Airport Facility Improvement Corp.,
                6.000%, 11/01/2014, Revenue, Callable 03/25/2010 @ 100 (c)              140,000          128,328
             Laguna-Madre Water District, 4.500%, 03/01/2024, AMBAC, Revenue,
                Callable 03/01/2016 @ 100 (d)                                           595,000          609,601
             Municipal Power Agency, Zero Coupon, 09/01/2010, AMBAC, Revenue (d)        250,000          247,510
             Pearland Waterworks & Sewer Systems, 6.000%, 09/01/2011, AMBAC,
                Revenue (d)                                                             135,000          145,850
             Port Arthur Independent School District, 5.000%, 02/15/2014, AMBAC,
                GO (c)                                                                  840,000          928,242
             State Turnpike Authority, Zero Coupon, 08/15/2015, Series A, AMBAC,
                Revenue (d)                                                             705,000          524,083

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JANUARY 31, 2010

   % OF
NET ASSETS   DESCRIPTION                                                             PRINCIPAL         VALUE
----------   -------------------------------------------------------------------   ------------   --------------
             TEXAS (CONTINUED)
             Tarrant County, Texas Health Facilities, 5.000%, 12/01/2019, AGM,
                Revenue, Callable 12/01/2017 @ 100 (d)                             $    250,000   $      263,210
             Upper Trinity Regional Water District, 4.000%, 08/01/2020, XCLA,
                Revenue, Callable 02/01/2017 @ 100 (d)                                  600,000          594,420
                                                                                                  --------------
                                                                                                       6,638,248
                                                                                                  --------------
   1.01%     U.S. TERRITORIES
             Northern Mariana Islands Commonwealth, 6.750%, 10/01/2033,
                Series A, GO, Prerefunded 10/01/2013 @ 100 (c)                          300,000          354,717
                                                                                                  --------------
   6.09%     WASHINGTON
             Energy Northwest Wind Project, 5.000%, 07/01/2015, Series A, AMBAC,
                Revenue (d)                                                             700,000          768,698
             Washington State Higher Education Facilities Authority, 5.000%,
                11/01/2020, RADIAN, Revenue (d)                                         200,000          193,842
             Washington State University Athletic Facilities:
                4.000%, 10/01/2016, AMBAC, Revenue (d)                                  570,000          602,752
                4.000%, 10/01/2017, AMBAC, Revenue, Callable 04/01/2017 @
                   100 (d)                                                              555,000          577,777
                                                                                                  --------------
                                                                                                       2,143,069
                                                                                                  --------------
             TOTAL MUNICIPAL BONDS
             (Cost $24,261,574)                                                                       25,012,247
                                                                                                  --------------
   0.50%     FOREIGN BONDS
   0.50%     FINANCIAL SERVICES
             General Electric Capital Corp., 6.750%, 09/26/2016, EMTN (c)          NZD  250,000          175,200
                                                                                                  --------------
             TOTAL FOREIGN BONDS
             (Cost $174,824)                                                                             175,200
                                                                                                  --------------

                                                                                      SHARES
                                                                                   ------------
  35.18%     EXCHANGE TRADED/CLOSED-END FUNDS
   0.93%     ASSET ALLOCATION CLOSED-END FUNDS
             Advent Claymore Convertible Securities and Income Fund (c)                   3,156           47,971
             Nicholas-Applegate Equity & Convertible Income Fund (c)                      2,981           47,189
             TCW Strategic Income Fund, Inc. (c)                                         38,151          162,905
             TS&W/Claymore Tax-Advantaged Balanced Fund (c)                               7,300           70,007
                                                                                                  --------------
                                                                                                         328,072
                                                                                                  --------------
   3.91%     COMMODITY EXCHANGE TRADED FUNDS
             iPath Dow Jones-UBS Commodity Index Total Return ETN (c) (f)                29,053        1,130,162
             iShares S&P GSCI Commodity-Indexed Trust (c) (f)                             8,324          243,394
                                                                                                  --------------
                                                                                                       1,373,556
                                                                                                  --------------
   0.61%     EQUITY CLOSED-END FUNDS
             Cohen & Steers Closed-End Opportunity Fund, Inc. (c)                         3,000           34,800
             DWS Dreman Value Income Edge Fund (c)                                        3,100           37,975
             LMP Capital and Income Fund, Inc. (c)                                        7,120           71,129
             Nuveen Diversified Dividend and Income Fund (c)                              7,400           70,300
                                                                                                  --------------
                                                                                                         214,204
                                                                                                  --------------
   1.67%     EQUITY EXCHANGE TRADED FUNDS
             iShares Dow Jones U.S. Real Estate Index Fund (c)                           13,520          587,174
                                                                                                  --------------
  18.82%     MUNICIPAL CLOSED-END FUNDS
             BlackRock Muni Intermediate Duration Fund, Inc. (c)                         32,936          443,977
             BlackRock MuniYield California Insured Fund, Inc. (c)                       34,030          425,375
             BlackRock MuniYield Michigan Insured Fund II, Inc. (c)                      15,072          179,206
             BlackRock MuniYield Michigan Insured Fund, Inc. (c)                         20,458          267,795
             BlackRock MuniYield New York Insured Fund, Inc. (c)                         33,927          409,160

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JANUARY 31, 2010

   % OF
NET ASSETS   DESCRIPTION                                                              SHARES           VALUE
----------   -------------------------------------------------------------------   ------------   --------------
             MUNICIPAL CLOSED-END FUNDS (CONTINUED)
             BlackRock MuniYield Pennsylvania Insured Fund (c)                           17,980   $      240,033
             Eaton Vance National Municipal Opportunites Trust (c)                        3,300           65,703
             Morgan Stanley California Insured Municipal Income Trust (c)                27,285          342,154
             Morgan Stanley California Quality Municipal Securities (c)                  26,704          312,971
             Neuberger Berman California Intermediate Municipal Fund, Inc. (c)            6,300           84,042
             Nuveen California Dividend Advantage Municipal Fund (c)                      2,000           25,020
             Nuveen California Performance Plus Municipal Fund, Inc. (c)                 23,318          290,775
             Nuveen California Premium Income Municipal Fund (c)                         13,898          167,054
             Nuveen Insured California Premium Income Municipal Fund (c)                 15,665          201,922
             Nuveen Insured Municipal Opportunity Fund, Inc. (c)                         17,936          243,033
             Nuveen Insured New York Dividend Advantage Municipal Fund (c)               27,065          362,130
             Nuveen Insured New York Premium Income Municipal Fund (c)                   12,522          168,421
             Nuveen Michigan Premium Income Fund (c)                                     14,448          178,433
             Nuveen Michigan Quality Income Fund (c)                                     32,042          410,458
             Nuveen New Jersey Dividend Advantage Municipal Fund (c)                      6,579           86,974
             Nuveen New York Dividend Advantage Municipal Fund (c)                       29,900          392,886
             Nuveen New York Performance Plus Municipal Fund (c)                          1,733           24,314
             Nuveen New York Quality Income Municipal Fund, Inc. (c)                     20,114          273,349
             Nuveen New York Select Quality Municipal Fund (c)                           29,021          393,815
             Nuveen Pennsylvania Investment Quality Municipal Fund (c)                    9,296          124,659
             Nuveen Pennsylvania Premium Income Municipal Fund II (c)                    12,148          153,186
             Nuveen Premium Income Municipal Fund II (c)                                 11,531          154,861
             Western Asset Municipal Partners Fund, Inc. (c)                             15,117          201,056
                                                                                                  --------------
                                                                                                       6,622,762
                                                                                                  --------------
   9.24%     TAXABLE FIXED INCOME CLOSED-END FUNDS
             AllianceBernstein Income Fund, Inc. (c)                                     45,901          363,995
             BlackRock Core Bond Trust (c)                                               16,719          199,792
             BlackRock Income Opportunity Trust (c)                                       7,427           68,848
             BlackRock Income Trust, Inc. (c)                                            94,451          605,431
             BlackRock Limited Duration Income Trust (c)                                  5,650           83,789
             DWS Strategic Income Trust (c)                                               2,750           32,367
             Eaton Vance Short Duration Diversified Income Fund (c)                      21,265          349,171
             Evergreen Multi-Sector Income Fund (c)                                       9,855          140,434
             First Trust/FIDAC Mortgage Income Fund (c)                                   3,254           60,589
             First Trust/Four Corners Senior Floating Rate Income Fund II (c)             6,058           73,968
             Fort Dearborn Income Securities, Inc. (c)                                    5,880           86,201
             Global Income & Currency Fund, Inc. (c)                                      2,700           37,260
             LMP Corporate Loan Fund, Inc. (c)                                            2,850           29,783
             MFS InterMarket Income Trust I (c)                                          20,418          163,957
             MFS Multimarket Income Trust (c)                                            17,371          111,001
             Montgomery Street Income Securities, Inc. (c)                               17,462          257,914
             Morgan Stanley Emerging Markets Debt Fund, Inc. (c)                          3,038           30,593
             Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (c)                13,384          186,305
             Morgan Stanley Income Securities, Inc. (c)                                   3,500           56,735
             Rivus Bond Fund (c)                                                         14,660          243,649
             Western Asset Global High Income Fund, Inc. (c)                              6,295           69,560
                                                                                                  --------------
                                                                                                       3,251,342
                                                                                                  --------------
             TOTAL EXCHANGE TRADED/CLOSED-END FUNDS
             (Cost $11,078,624)                                                                       12,377,110
                                                                                                  --------------
   0.15%     PREFERRED STOCKS
   0.11%     FINANCIAL SERVICES
             PNC Financial Services Group,  Inc.,  9.875%,  Series F, Callable
             02/01/2013 @ $25 (b) (c)                                                     1,352           38,194
                                                                                                  --------------
   0.04%     U.S. GOVERNMENT & AGENCY (F)
             Fannie Mae, 0.000%, Series G, Callable 09/30/2010 @ $50 (b) (c)              2,470            3,310
             Freddie Mac:
                5.570%, Series V, Callable 12/31/2011 @ $25 (c)                           5,295            4,183

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JANUARY 31, 2010

   % OF
NET ASSETS   DESCRIPTION                                                              SHARES           VALUE
----------   -------------------------------------------------------------------   ------------   --------------
             U.S. GOVERNMENT & AGENCY(F) (CONTINUED)
                5.700%, Series R, Callable 03/22/2010 @ $50 (c)                           5,230   $        7,845
                                                                                                  --------------
                                                                                                          15,338
                                                                                                  --------------
             TOTAL PREFERRED STOCKS
             (Cost $  62,059)                                                                             53,532
                                                                                                  --------------

                                                                                     CONTRACTS
                                                                                   ------------
   0.77%     PURCHASED OPTIONS(F)
             CBOE SPX Volatility Index, 02/17/2010, Put @ $20                               554            9,418
             iShares Barclays 20+ Year Treasury:
                02/20/2010, Put @ $88                                                        76              760
                02/20/2010, Put @ $89                                                       563           11,260
                02/20/2010, Put @ $90                                                       277            9,695
                02/20/2010, Put @ $91                                                       569           34,140
             SPDR S&P 500 ETF Trust:
                02/20/2010, Put @ $103                                                      277           27,146
                02/20/2010, Put @ $104                                                      450           55,800
                02/20/2010, Put @ $105                                                      826          121,422
                                                                                                  --------------
             TOTAL PURCHASED OPTIONS
             (Cost $286,323)                                                                             269,641
                                                                                                  --------------

                                                                                      SHARES
                                                                                   ------------
   9.61%     SHORT-TERM INVESTMENT
             Dreyfus Tax Exempt Cash Management Fund, 0.05% (g)                       3,382,168        3,382,168
                                                                                                  --------------
             TOTAL SHORT-TERM INVESTMENT
             (Cost $3,382,168)                                                                         3,382,168
                                                                                                  --------------
 117.92%     TOTAL INVESTMENTS
             (Cost $39,681,400)                                                                       41,487,698
                                                                                                  --------------
 (17.92)%    NET OTHER ASSETS (LIABILITIES)                                                           (6,305,037)
                                                                                                  --------------
 100.00%     NET ASSETS                                                                           $   35,182,661
                                                                                                  --------------

At January 31, 2010, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Unrealized Appreciation                                                                           $    2,369,551
Unrealized Depreciation                                                                                 (563,253)
                                                                                                  --------------
NET UNREALIZED APPRECIATION                                                                       $    1,806,298
                                                                                                  --------------

   % OF
NET ASSETS   DESCRIPTION                                                              SHARES           VALUE
----------   -------------------------------------------------------------------   ------------   --------------
   4.61%     EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
             SPDR Barclays Capital High Yield Bond ETF                                   41,672   $    1,620,207
                                                                                                  --------------
             TOTAL EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
             (Proceeds $1,512,781)                                                                     1,620,207
                                                                                                  --------------

                                                                                     PRINCIPAL
                                                                                   ------------
  18.63%     U.S. TREASURY SECURITIES SOLD SHORT
             U.S. Treasury Note 2.625%, 05/31/2010                                 $  6,500,000        6,555,101
                                                                                                  --------------
             TOTAL U.S. TREASURY SECURITIES SOLD SHORT
             (Proceeds $6,495,914)                                                                $    6,555,101
                                                                                                  --------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JANUARY 31, 2010

                                                                                 LOCAL      MARKET    SETTLEMENT    UNREALIZED
                                                                               CURRENCY      VALUE       DATE      GAIN/(LOSS)
                                                                              ----------   --------   ----------   -----------
             FOREIGN CURRENCY
             TO BUY:
             Canadian Dollar                                                     223,608   $209,124   02/05/2010     $(7,110)
                                                                                                                     -------
             TO SELL:
             Japanese Yen                                                     32,882,960    364,301   02/05/2010      (4,663)
             New Zealand Dollar                                                  307,212    215,474   02/05/2010       9,406
                                                                                                                     -------
                                                                                                                       4,743
                                                                                                                     -------
             TOTAL NET UNREALIZED GAIN (LOSS) ON OPEN FORWARD FOREIGN CURRENCY CONTRACTS                             $(2,367)
                                                                                                                     -------

                                                                                                        NOTIONAL    UNREALIZED
                                                                                           CONTRACTS     VALUE      GAIN/(LOSS)
                                                                                           ---------   ----------   -----------
             FUTURES CONTRACTS PURCHASED
             S&P 500 E-Mini, expires 03/19/2010                                                   21 $ 1,123,920    $   1,602
                                                                                                     -----------
             FUTURES CONTRACTS SOLD SHORT
             90 Day Euro$, expires 09/13/2010                                                     59  14,654,863      (24,397)
             90 Day Euro$, expires 12/13/2010                                                    158  39,108,950      (40,130)
             E-Mini Crude Oil, expires 02/19/2010                                                  2      72,890        5,505
             U.S. 2 Year Note, expires 03/31/2010                                                 26   5,666,781      (11,194)
             U.S. 5 Year Note, expires 03/31/2010                                                169  19,681,898      (46,092)
                                                                                                                    ---------
                                                                                                                     (116,308)
                                                                                                                    ---------
TOTAL                                                                                                               $(114,706)
                                                                                                                    ---------

----------
(a) Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At January 31, 2010, these securities amounted to $217,800 or 0.62% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.

(b)    Variable rate security.

(c) All or a portion of the security is segregated in connection with forward currency and futures contracts.

(d) All or a portion of the security is pledged as collateral for securities sold short.

(e)    Default Resolution.

(f)    Non-income producing securities.

(g)    Rate represents effective yield.

AGM    Assured Guaranty Municipal Corp.

AMBAC  Insured by American Municipal Bond Assurance Corp.

CBOE   Chicago Board Options Exchange

COP    Certificate of Participation

ETN    Exchange-Traded Note

ETF    Exchange-Traded Fund

FGIC   Insured by Financial Guaranty Insurance Co.

GO     General Obligation

ICR    Issuer Credit Rating

MBIA   Insured by Municipal Bond Insurance Organization Association

NZD    New Zealand Dollar

Q-SBLF Qualified School Bond Loan Fund

RADIAN Insured by Radian Asset Assurance, Inc.

SPDR   S&P Depositary Receipts

SPX    S&P 500 Index

XLCA   Insured by XL Capital Assurance

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                YIELDQUEST FUNDS
                        Notes to Schedule of Investments
                          January 31, 2010 (Unaudited)
                                   (Continued)

1. SECURITY VALUATION - Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makers, or pricing services. NASDAQ traded securities are valued at the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotations are not readily available may be valued by YieldQuest Advisors, LLC (the "Advisor"), pursuant to guidelines established by the Board of Trustees of the Trust (the "Board"). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures contracts and options on futures contracts are valued at the settlement price determined by the applicable exchange. Securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Advisor. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Fair value pricing may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair value pricing requires subjective determinations about the value of a security. The Valuation Committee of the Board acts as a liaison between the full Board and the Advisor, with respect to the fair value pricing of securities held in the Funds' portfolios. The Valuation Committee is responsible for reviewing and approving the Advisor's pricing methodology for any security that is fair value priced.

As a general principle, a "fair value" of a security is an amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. Rather, in determining a fair value of a security, the Advisor may take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine a fair value of the security; (iv) the recommendation of the Portfolio Manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds;
(vi) the extent to which a fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor, and (vii) the liquidity or illiquidity of the market for the security.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

     - Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

     - Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

     - Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodologies used for valuing the Funds' holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are fair valued with the assistance of a statistical research service, are reflected as Level 2.

                                YIELDQUEST FUNDS
                        Notes to Schedule of Investments
                          January 31, 2010 (Unaudited)
                                   (Continued)

The following is a summary of the Funds' holdings as of January 31, 2010, as categorized under the three-tier hierarchy of inputs:

                                                                        LEVEL 2        LEVEL 3
                                                          LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                           QUOTED      OBSERVABLE   UNOBSERVABLE
FUNDS                                        TOTAL         PRICE         INPUT          INPUT
-----                                    ------------   -----------   -----------   ------------
CORE EQUITY FUND
   Investments in Securities *           $  6,231,553   $ 6,231,553   $        --        $--
   Other Financial Instruments **               5,734         1,004         4,730         --
                                         ------------   -----------   -----------        ---
      Total Assets                          6,237,287     6,232,557         4,730         --
                                         ============   ===========   ===========        ===
   Securities Sold Short                     (892,528)     (892,528)           --         --
   Other Financial Instruments **             (50,162)      (45,314)       (4,848)        --
                                         ------------   -----------   -----------        ---
      Total Liabilities                      (942,690)     (937,842)       (4,848)        --
                                         ============   ===========   ===========        ===
TOTAL                                    $  5,294,597   $ 5,294,715         ($118)       $--
                                         ============   ===========   ===========        ===
TOTAL RETURN BOND FUND
   Corporate Bonds                       $ 23,199,961   $        --   $23,199,961        $--
   Collateralized Mortgage Obligations         22,222            --        22,222         --
   U.S. Government & Agency                   312,524            --       312,524         --
   Foreign Bonds                            5,388,422            --     5,388,422         --
   Municipal Bonds                          5,099,587            --     5,099,587         --
   Taxable Municipal Bonds                  3,755,362            --     3,755,362         --
   Preferred Stocks *                         467,118       467,118            --         --
   Exchange Traded/Closed-End
      Funds *                              32,622,892    32,622,892            --         --
   Purchased Options                          657,147       657,147            --         --
   Short-Term Investment                    7,699,607     7,699,607            --         --
   Other Financial Instruments **             239,978        17,501       222,477         --
                                         ------------   -----------   -----------        ---
      Total Assets                         79,464,820    41,464,265   $38,000,555         --
                                         ============   ===========   ===========        ===
   Securities Sold Short                  (10,954,267)   (5,923,212)   (5,031,055)        --
   Other Financial Instruments **            (535,512)     (205,315)     (330,197)        --
                                         ------------   -----------   -----------        ---
      Total Liabilities                   (11,489,779)   (6,128,527)   (5,361,252)        --
                                         ============   ===========   ===========        ===
TOTAL                                    $ 67,975,041   $35,335,738   $32,639,303        $--
                                         ============   ===========   ===========        ===
TAX-EXEMPT BOND FUND
   Corporate Bonds                       $    217,800   $        --   $   217,800        $--
   Municipal Bonds                         25,012,247            --    25,012,247         --
   Foreign Bonds                              175,200            --       175,200         --
   Exchange Traded/Closed-End
      Funds *                              12,377,110    12,377,110            --         --
   Preferred Stocks *                          53,532        53,532            --         --
   Purchased Options                          269,641       269,641            --         --
   Short-Term Investment                    3,382,168     3,382,168            --         --
   Other Financial Instruments **              16,513         7,107         9,406         --
                                         ------------   -----------   -----------        ---
      Total Assets                         41,504,211    16,089,558    25,414,653         --
                                         ============   ===========   ===========        ===
   Securities Sold Short                   (8,175,308)   (1,620,207)   (6,555,101)        --
   Other Financial Instruments **            (133,586)     (121,813)      (11,773)        --
                                         ------------   -----------   -----------        ---
      Total Liabilities                    (8,308,894)   (1,742,020)   (6,566,874)        --
                                         ============   ===========   ===========        ===
TOTAL                                    $ 33,195,317   $14,347,538   $18,847,779        $--
                                         ============   ===========   ===========        ===

*    See schedule of investments for industry and security type breakout.

** Other financial instruments include derivative instruments (if any), such as futures and forwards. These are valued at the unrealized appreciation/(depreciation) on the instrument.

                                YIELDQUEST FUNDS
                        Notes to Schedule of Investments
                          January 31, 2010 (Unaudited)
                                   (Continued)

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund has adopted Disclosures about Derivative Instruments and Hedging Activities. The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of January 31, 2010:

                                                   ASSET DERIVATIVE INVESTMENTS VALUE
                                       ---------------------------------------------------------
                                                    INTEREST                FOREIGN
                     TOTAL VALUE AT      EQUITY       RATE       CREDIT     EXCHANGE     OTHER
FUND                JANUARY 31, 2010   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS
----                ----------------   ---------   ---------   ---------   ---------   ---------
Core Equity            $   45,679      $ 40,949*    $     --      $--       $  4,730    $    --
Total Return Bond         897,125       525,220*     135,665       --        222,477     13,763*
Tax-Exempt Bond           286,154       215,388*      55,855       --          9,406      5,505*
                       ----------      --------     --------      ---       --------    -------
Total                  $1,228,958      $781,557     $191,520      $--       $236,613    $19,268
                       ----------      --------     --------      ---       --------    -------

                                                 LIABILITY DERIVATIVE INVESTMENTS VALUE
                                       ---------------------------------------------------------
                                                    INTEREST                FOREIGN
                     TOTAL VALUE AT      EQUITY       RATE       CREDIT     EXCHANGE     OTHER
FUND                JANUARY 31, 2010   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS
----                ----------------   ---------   ---------   ---------   ---------   ---------
Core Equity            ($ 50,162)      ($38,503)*  ($  5,134)*    $--        ($4,848)  ($1,677)*
Total Return Bond       (535,512)            --     (205,315)*     --       (330,197)       --
Tax-Exempt Bond         (133,586)            --     (121,813)*     --        (11,773)       --
                       ---------       --------    ---------      ---      ---------   -------
Total                  ($719,260)      ($38,503)   ($332,262)     $--      ($346,818)  ($1,677)
                       ---------       --------    ---------      ---      ---------   -------

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments.

FOREIGN CURRENCY CONTRACTS - The Funds are subject to foreign exchange risk in the normal course of pursuing its investment objective. The Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. The gains or losses realized upon the closing of such contracts are included in the Statement of Operations. The use of forward currency contracts by a Fund involves risks including the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of the foreign currency relative to the U.S. dollar. For open contracts, see the Schedule of Investments, which is also indicative of the activity for the three months ended January 31, 2010. The market value of securities segregated for foreign currency contracts at January 31, 2010 is as follows:

Core Equity Fund         $ 96,280
Total Return Bond Fund    555,275
Tax-Exempt Bond Fund      131,400

FUTURES CONTRACTS - Each Fund is subject to equity, interest, foreign exchange and other risk exposure in the normal course of pursuing its investment objectives. Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost

                                YIELDQUEST FUNDS
                        Notes to Schedule of Investments
                          January 31, 2010 (Unaudited)
                                   (Continued)

of) the closing transactions and the Fund's basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects a Fund to risk of loss in excess of the amount to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss. For open futures contracts, see the Schedule of Investments, which is also indicative of the activity for the three months ended January 31, 2010. The market value of securities segregated for futures at January 31, 2010 is as follows:

Core Equity Fund         $   180,960
Total Return Bond Fund    33,879,534
Tax-Exempt Bond Fund      20,848,199

OPTION CONTRACTS - The Funds are subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Funds may write or purchase option contracts. These transactions are used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

SHORT SALES - Each Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. The market value of securities segregated for short sales at January 31, 2010 is as follows:

Core Equity Fund         $ 3,098,185
Total Return Bond Fund    29,604,391
Tax-Exempt Bond Fund      16,188,685

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) YieldQuest Funds Trust


By (Signature and Title)* /s/ Jay K. Chitnis
                          -------------------------------
                          Jay K. Chitnis, President
                          (principal executive officer)

Date 3/19/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Jay K. Chitnis
                          -------------------------------
                          Jay K. Chitnis, President
                          (principal executive officer)

Date 3/19/10


By (Signature and Title)* /s/ David Summers
                          -------------------------------
                          David Summers, Treasurer, Chief
                          Financial Officer and Secretary
                          (principal financial officer)

Date 3/19/10

* Print the name and title of each signing officer under his or her signature.